Risk and Capital Management (Details 14) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk And Capital Management
Common Equity Tier 1 (CET 1)	R$ 166,389	R$ 147,781
Tier 1	185,141	166,868
Total capital (PR)	206,862	185,415
Total risk-weighted assets (RWA)	R$ 1,215,019	R$ 1,238,582
Common Equity Tier 1 ratio (%)	13.70%	11.90%
Tier 1 ratio (%)	15.20%	13.50%
Total capital ratio (%)	17.00%	15.00%
Capital conservation buffer requirement (%)	2.50%	2.50%
Bank G-SIB and/or D-SIB additional requirements (%)	1.00%	1.00%
Total of bank CET1 specific buffer requirements (%)	3.50%	3.50%